Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2016
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31,
	2016	2015
Advances received	$652,372	$753,708
Less -
Advances presented under long-term liabilities	174,529	167,601
Advances deducted from inventories	65,418	70,282
	412,425	515,825
Less -
Costs incurred on contracts in progress (See Note 5)	65,032	78,623
	$347,393	$437,202